Commitments and contingencies - Estimates of Future Commitments (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments Disclosure [Line Items]
Year 1	$ 291,556
Year 2	185,411
Year 3	159,078
Year 4	115,909
Year 5	104,325
Thereafter	1,093,025
Total	1,949,304
Power purchase
Commitments Disclosure [Line Items]
Year 1	89,846
Year 2	32,490
Year 3	32,726
Year 4	12,274
Year 5	12,520
Thereafter	142,586
Total	322,442
Gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1	113,775
Year 2	81,719
Year 3	57,014
Year 4	40,372
Year 5	31,457
Thereafter	188,138
Total	512,475
Service agreements
Commitments Disclosure [Line Items]
Year 1	67,477
Year 2	57,886
Year 3	55,835
Year 4	49,596
Year 5	46,511
Thereafter	298,516
Total	575,821
Capital projects
Commitments Disclosure [Line Items]
Year 1	7,163
Year 2	0
Year 3	0
Year 4	0
Year 5	0
Thereafter	0
Total	7,163
Land easements and others
Commitments Disclosure [Line Items]
Year 1	13,295
Year 2	13,316
Year 3	13,503
Year 4	13,667
Year 5	13,837
Thereafter	463,785
Total	$ 531,403